[logo - American FundsSM]

The right choice for the long termSM

The Cash Management Trust of America
The U.S. Treasury Money Fund of America
The Tax-Exempt Money Fund of America

A fund for all seasons -- your money market fund as a component of your overall financial plan

[cover illustration: abstract of lake landscape]

Annual report for the year ended September 30, 2002

These money market funds are three of the 29 American Funds,(R) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Cash Management Trust of America(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The U.S. Treasury Money Fund of AmericaSM seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

The Tax-Exempt Money Fund of America SM seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

Contents

Letter to shareholders                                                         1
A fund for all seasons--
Your money market fund as a component of your overall financial plan           2
Shareholder resources                                                          4
The Cash Management Trust of America investment portfolio                      5
The U.S. Treasury Money Fund of America investment portfolio                  19
The Tax-Exempt Money Fund of America investment portfolio                     26
Trustees & officers                                                           36
The American Funds family                                             back cover

Seven-day annualized rates1, federal funds rate and the Consumer Price Index

For the months ended September 30, 1997-- September 30, 2002

[chart]
[begin mountain chart]
SEVEN-DAY ANNUALIZED RATES(1), FEDERAL FUNDS RATE AND THE CONSUMER PRICE INDEX For the months ended September 30, 1997 - September 30, 2002

           Federal        Tax-Exempt         Cash Management     U.S. Treasury      Consumer Price
           Funds Rate     Money Fund (2)     Trust of America    Money Fund         Index (inflation)
                                                                 of America (3)

Sep-97     5.50           5.07               5.07                4.45               2.15

Oct-97     5.50           5.02               5.03                4.62               2.08

Nov-97     5.50           5.07               4.91                4.66               1.83

Dec-97     5.50           5.21               5.36                4.70               1.70

Jan-98     5.50           4.79               5.03                4.39               1.57

Feb-98     5.50           4.50               4.95                4.43               1.44

Mar-98     5.50           4.76               5.03                4.57               1.37

Apr-98     5.50           4.98               4.84                4.35               1.44

May-98     5.50           4.64               5.05                4.48               1.69

Jun-98     5.50           4.77               5.09                4.38               1.68

Jul-98     5.50           4.72               4.97                4.43               1.68

Aug-98     5.50           4.56               4.94                4.38               1.62

Sep-98     5.25           4.69               4.99                4.35               1.49

Oct-98     5.00           4.15               4.74                3.81               1.49

Nov-98     4.75           4.04               4.49                3.72               1.55

Dec-98     4.75           4.27               4.73                3.89               1.61

Jan-99     4.75           3.62               4.47                3.80               1.67

Feb-99     4.75           3.62               4.34                3.83               1.61

Mar-99     4.75           3.73               4.23                3.83               1.73

Apr-99     4.75           4.12               4.26                3.75               2.28

May-99     4.75           4.15               4.34                3.82               2.09

Jun-99     5.00           4.23               4.35                3.79               1.96

Jul-99     5.00           4.10               4.57                4.00               2.14

Aug-99     5.25           4.30               4.75                4.24               2.26

Sep-99     5.25           4.72               4.61                4.32               2.63

Oct-99     5.25           4.66               4.95                4.11               2.56

Nov-99     5.50           4.92               5.00                4.49               2.62

Dec-99     5.50           5.57               5.32                4.47               2.68

Jan-00     5.50           4.41               5.37                4.58               2.74

Feb-00     5.75           4.41               5.20                4.48               3.22

Mar-00     6.00           4.76               5.46                5.08               3.76

Apr-00     6.00           5.67               5.48                5.07               3.07

May-00     6.50           5.77               5.65                5.05               3.19

Jun-00     6.50           6.16               6.06                5.20               3.73

Jul-00     6.50           5.72               5.99                5.21               3.66

Aug-00     6.50           5.88               6.04                5.60               3.41

Sep-00     6.50           6.24               6.06                5.64               3.45

Oct-00     6.50           5.80               6.11                5.44               3.45

Nov-00     6.50           6.19               5.97                5.36               3.45

Dec-00     6.50           6.01               5.94                5.12               3.39

Jan-01     5.50           4.82               5.39                5.15               3.73

Feb-01     5.50           4.22               5.01                4.71               3.53

Mar-01     5.00           4.74               4.67                4.37               2.92

Apr-01     4.50           4.97               4.24                3.65               3.27

May-01     4.00           4.54               3.67                3.42               3.62

Jun-01     3.75           4.10               3.28                3.17               3.25

Jul-01     3.75           3.65               3.19                2.89               2.72

Aug-01     3.50           3.34               3.09                2.96               2.72

Sep-01     3.00           3.06               2.71                2.59               2.65

Oct-01     2.50           2.70               1.98                2.05               2.13

Nov-01     2.00           2.33               1.65                1.60               1.90

Dec-01     1.75           1.94               1.33                1.25               1.55

Jan-02     1.75           1.43               1.17                1.13               1.14

Feb-02     1.75           1.40               1.14                1.10               1.14

Mar-02     1.75           1.32               1.17                1.14               1.48

Apr-02     1.75           1.78               1.25                1.16               1.64

May-02     1.75           1.81               1.26                1.12               1.18

Jun-02     1.75           1.53               1.13                1.09               1.07

Jul-02     1.75           1.37               1.16                1.06               1.46

Aug-02     1.75           1.32               1.15                1.13               1.80

Sep-02     1.75           1.55               1.15                1.10               1.51


[end mountain chart]


1 Equivalent to Securities and Exchange Commission yield.
2 Represents the fund's taxable equivalent yield calculated at the maximum effective 38.6% federal tax rate.
3 Because income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL VARY, SO YOU MAY LOSE MONEY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income may be taxable.

FELLOW SHAREHOLDERS:

The 12 months ended September 30, 2002, was a difficult period for the U.S. economy and for stock markets generally. During this time, many investors sought the shelter of money market funds as economic weakness and corporate accounting irregularities pounded stock prices, particularly in the final months of the fiscal year. While a decline in short-term interest rates limited returns for The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, the funds provided protection from fluctuations in the equity market. By historical standards, inflation is low (1.51% for the period, as measured by the Consumer Price Index) but it exceeds the yield of each of the money market funds for the first time in seven years.

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA produced an income return of 1.35% with dividends reinvested for the fiscal year ended September 30, 2002.

THE U.S. TREASURY MONEY FUND OF AMERICA generated a 12-month income return of 1.29%, including reinvested dividends. Because all the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes.

THE TAX-EXEMPT MONEY FUND OF AMERICA provided a federally tax-free income return of 1.05% with dividends reinvested. This return is equivalent to a return of 1.71% for investors in the 38.6% federal tax bracket. A portion of this return may also be exempt from state and local taxes.

THE YEAR IN PERSPECTIVE

At the onset of the funds' fiscal period, the terrorist attacks of September 11, 2001, had just dealt the already weakened U.S. economy a setback. In an attempt to stimulate growth, the Federal Reserve Board resumed the series of interest rate cuts it began earlier in the calendar year; throughout the course of 2001, the Board eased rates 11 times, reducing the key federal funds rate to 1.75%.

In November and December 2001, hopes of an economic turnaround prevailed, and by early 2002 the economy showed some signs of growth. However, in April 2002 the economy began to falter again as reports of corporate fraud and mismanagement came to light and investors became rattled once more. Equity markets further weakened in the last four months of the period, while interest rates dropped to lows not seen in 40 years.

SHELTER IN THE STORM

In past reports we have reminded shareholders that American Funds money market funds can play a valuable role in their investment portfolio because of the convenience and stability that the funds can provide. In light of the market turbulence of the past year, the benefits of a diversified portfolio that includes money market funds becomes abundantly clear. In an article that begins on page 2, we illustrate ways in which your money market funds can help you achieve your long-term financial goals. We hope you find this information useful.

On November 6, after the close of the fund's fiscal year, the Federal Reserve Board further reduced the federal funds rate by 50 basis points to 1.25%. Over the next few months, as the fund's portfolio securities mature and are replaced by instruments with lower rates, the funds' yields are likely to experience a decline of a similar magnitude.

Since September 2001, the number of shareholder accounts in all three funds has increased from 304,657 to 411,502. We take this opportunity to welcome our many new shareholders and to express our gratitude to our many long-time shareholders whose continued support makes them valuable members of our investment family.

Cordially,
/s/ Paul G. Haaga, Jr.                  /s/ Abner D. Goldstine
Paul G. Haaga, Jr.                      Abner D. Goldstine
Chairman of the Boards                  President

November 15, 2002

Your funds' seven-day yields as of September 30, 2002

The Cash Management Trust of America1                                     +1.15%
The U.S. Treasury Money Fund of America2                                  +1.10%
The Tax-Exempt Money Fund of America3                                     +0.95%
The Tax-Exempt Money Fund of America
     (taxable equivalent yield)3,4                                        +1.55%

1 Fund results for The Cash Management Trust of America (CMTA) were calculated for Class A shares. Results for other CMTA share classes can be found on page 18.
2 Fund results for The U.S. Treasury Money Fund of America were calculated for
  Class A shares. Results for Class R shares are not shown because of the brief time between their introduction on May 15, 2002 and the end of the reporting period.
3 Fund results for The Tax-Exempt Money Fund of America were calculated for
  Class A shares. Results for Class R-5 shares are not shown because of the brief time between their introduction on July 15, 2002 and the end of the reporting period.
4 Represents the fund's taxable equivalent yield calculated at the maximum effective 38.6% federal tax rate.

[Begin Sidebar]
A FUND FOR ALL SEASONS -- YOUR MONEY MARKET FUND AS A COMPONENT OF YOUR OVERALL FINANCIAL PLAN [End Sidebar]

Most mutual fund investors recognize the importance of a balanced portfolio. Because of the uncertainties that have been clouding our economic picture, many investors who did not previously own a money market fund have added one to their financial plan. In addition to helping cushion some of the volatility experienced in equity markets, cash equivalents in the form of a money market fund can be put to good use in all types of market conditions, when added to a portfolio of stock and bond funds.

Every well-balanced portfolio should include assets that can provide stability. Although they carry no guarantee, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America are managed to sustain a net asset value of $1.00 per share. So while the value of stocks and bonds often fluctuate on a daily basis, assets in these cash funds remain relatively stable while earning income.

In addition to providing investors with a place to ride out market turmoil, money market funds can be used as easily accessed tools to help lay the foundation of a solid financial plan. Here are three key ways your cash funds can be used to help you meet your investment goals:

AS A CASH RESERVE

Virtually everyone needs to have money readily available for monthly bills, unexpected expenses or emergencies. Others need a temporary parking place for sums such as an inheritance or a bonus. Your American Funds money market fund can provide a holding place for these sums, allowing you to earn income on them in the process. Your money can be easily redeemed online, by mail and telephone, and through systematic withdrawals and free check-writing privileges.

When using your money fund as a cash reserve, you also have the added advantage of liquidity should other investment opportunities arise. With your reserve assets in a money market fund, you are in a position to pursue attractive financial alternatives whenever they occur.

AS A HOLDING PLACE FOR REGULARLY SCHEDULED INVESTMENTS

To avoid market volatility, you might consider using your money market fund to accumulate cash designated for periodic purchases of shares in American Funds stock and bond funds. With a dollar cost averaging plan, you invest a consistent amount at regular intervals, such as once a month or every quarter. A dollar cost averaging program allows you to gradually increase your exposure to stock and bond markets in a potentially volatile period. It also can provide the needed discipline to continue making investments during a difficult market. As the market rises and falls, you may be able to purchase shares in stock and bond funds at a lower average cost than you would if you bought all the shares at once. Also, the virtually impossible task of predicting the best day to buy shares becomes unnecessary. You purchase more shares when prices are down and fewer when they are up. Although this strategy will not ensure a profit or protect you from loss in a declining market, it can reduce the average cost of your portfolio over time by putting market fluctuations to work for you.

To participate in a dollar cost averaging program, you can mail checks to American Funds, or authorize us to automatically deduct a specific amount from your bank account at intervals of your choosing or simply transfer funds from your money market fund.

TO PRESERVE CAPITAL

A balanced portfolio often includes a position in cash, just as you might allocate your resources among stock or bond funds, real estate holdings or individual securities. After reviewing other parts of your investment portfolio, it may become evident that a cash position that outpaces the rate of inflation over the long term is a valuable asset. By placing a percentage of your assets in a money market fund you can preserve your capital while still earning a stream of income. This can be a sensible move in an unpredictable financial climate, which was certainly the case over the past 12-month period.

[illustration: abstract of lake landscape]

With planning, patience and commitment, The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America can be integral to helping you achieve your financial goals.

The chart below provides basic information on some of the American Funds money market funds services. For information on other resources that are available to American Funds shareholders, please see the following page.

AMERICAN FUNDS MONEY MARKET FUNDS SERVICES

FREE CHECK-WRITING

You can write checks for $250 or more against your Class A share accounts in The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America.

EASY INVESTING

Once you've set up an account, you can make additional investments of $50 or more:

o online at americanfunds.com and by phone once you enroll in American FundsLink (see page 4 for more information)

o  by mail

o  through an automatic dollar cost averaging program.

EXCHANGE PRIVILEGES

American Funds offers a full range of funds to suit your investing objectives. You may make exchanges among virtually all of these funds as your needs or goals change.* You can also automatically exchange shares in amounts of $50 or more through an automatic exchange plan or have dividends cross reinvested into another fund.

*In some cases, a sales charge may apply; contact your financial adviser for details.

EASY WITHDRAWING

You can withdraw money from your account at any time:

o online at americanfunds.com and by phone once you enroll in American FundsLink (see page 4 for more information)

o  by mail

o through an automatic withdrawal plan through which withdrawals and or dividend payments can be sent to you, your bank or someone of your choosing.

SHAREHOLDER RESOURCES

AMERICAN FUNDSLINK(R)

Our free American FundsLink service links your bank account to your American Funds account, making it easy to buy and sell fund shares online and by telephone.* FundsLink also lets you establish an automatic investment and withdrawal plan and deposit dividends and capital gains electronically.

To obtain a FundsLink brochure and authorization form, visit the "Downloadable Forms" section of "Your Portfolio" at americanfunds.com or call Shareholder Services at the number below.

BY TELEPHONE

AMERICAN FUNDSLINE(R)        800/325-3590

Use our 24-hour automated phone service to access account information and fund prices, and perform transactions. Fund prices and year-to-date returns are updated daily by 6 p.m. Eastern time.

SHAREHOLDER SERVICES       800/421-0180

Contact a Shareholder Service Representative to obtain account and fund information, perform transactions or request literature or additional information about American Funds services. Representatives are available Monday through Friday, 8 a.m. to 8 p.m. Eastern time.

OUTSIDE THE U.S. AND CANADA 714/671-7000

Contact an international operator to call Shareholder Services from outside the
 U.S. and Canada. Representatives are available Monday through Friday, 7:30 a.m. to 5 p.m. Pacific time.

ONLINE

AMERICANFUNDS.COM

Visit the American Funds website to access account and fund information, perform transactions or download a prospectus.

AMERICANFUNDSRETIREMENT.COM

The American Funds retirement planning center offers news articles, calculators and learning tools to help you make the most of your retirement investing strategy.

AMERICANLEGACY.COM

On the American Legacy website you can access your account, results and statements, and learn about Legacy's benefits and management.

*Some services may not apply to certain types of retirement accounts. Please call Shareholder Services at 800/421-0180 for further information.

American Funds service center regional addresses

(Investors living outside the U.S. should use the Santa Ana, California address.)

[map of the United States]

For CollegeAmerica accounts:
P.O. Box 25029, Santa Ana, CA 92799-5029
P.O. Box 659419, San Antonio, TX 78265-9419
P.O. Box 6273, Indianapolis, IN 46206-6273
P.O. Box 2713, Norfolk, VA 23501-2713

For all other accounts:
P.O. Box 25065, Santa Ana, CA 92799-5065
P.O. Box 659522, San Antonio, TX 78265-9522
P.O. Box 6007, Indianapolis, IN 46206-6007
P.O. Box 2280, Norfolk, VA 23501-2280

Please obtain the applicable prospectuses from your financial adviser or on americanfunds.com and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.


The Cash Management Trust of America
Investment portfolio, September 30, 2002



                                                                                                 Principal         Market
                                                                                    Yield at        amount          value
                                                                                 acquisition          (000)          (000)


Certificates of deposit  -  0.58%
Svenska Handelsbanken
  October 11, 2002                                                                     1.69%   $    50,000    $    50,000

Commercial paper  -  57.88%
Abbey National North America LLC
  November 12, 2002                                                                     1.76        50,000         49,895
  November 13, 2002                                                                     1.75        25,000         24,947
Abbott Laboratories Inc. (1)
  October 2, 2002                                                                       1.67        20,529         20,527
  October 4, 2002                                                                       1.67        20,000         19,996
  November 15, 2002                                                                     1.74        30,000         29,934
ABN AMRO North America Finance Inc.
  October 21, 2002                                                                      1.73        25,000         24,975
AEGON Funding Corp.(1)
  October 15, 2002                                                                      1.75        25,000         24,982
American Express Credit Corp.
  October 7, 2002                                                                       1.74        65,000         64,978
  November 4, 2002                                                                      1.74        35,000         34,941
  November 15, 2002                                                                     1.73        40,000         39,912
American General Finance Corp.
  October 21, 2002                                                                      1.75        50,000         49,949
  October 23, 2002                                                                      1.75        50,000         49,944
American Honda Finance Corp.
  October 18, 2002                                                                      1.72        25,000         24,979
  October 25, 2002                                                                      1.72        35,000         34,958
  November 13, 2002                                                                     1.73        40,000         39,916
Archer Daniels Midland Co.(1)
  October 16, 2002                                                                      1.75        50,000         49,961
Asset Securitization Cooperative Corp.(1)
  October 24, 2002                                                                      1.76        70,000         69,918
  October 29, 2002                                                                      1.76        25,000         24,965
Aventis S.A.(1)
  October 15, 2002                                                                      1.71        40,000         39,971
Bank of Ireland(1)
  November 8, 2002                                                                      1.75        50,000         49,905
Bank of Nova Scotia
  November 8, 2002                                                                      1.74        50,000         49,906
Barclays U.S. Funding Corp.
  October 18, 2002                                                                      1.70        50,000         49,957
BMW U.S. Capital Corp.
  October 21, 2002                                                                      1.77        25,000         24,974
  November 6, 2002                                                                      1.72        50,000         49,912
BNP Paribas Finance Inc.
  October 16, 2002                                                                      1.73        50,000         49,962
Canada Bills
  November 14, 2002                                                                     1.70        14,890         14,858
Canadian Imperial Holdings Inc.
  November 22, 2002                                                                     1.73        30,000         29,924
Canadian Wheat Board
  October 22, 2002                                                                      1.72        50,000         49,947
CBA (Delaware) Finance Inc.
  November 1, 2002                                                                      1.75        50,000         49,922
CDC Commercial Paper Corp.(1)
  October 24, 2002                                                                      1.74        50,000         49,942
ChevronTexaco Corp.
  October 10, 2002                                                                      1.74        75,000         74,964
Coca-Cola Co.
  October 9, 2002                                                                       1.67        32,200         32,187
  October 29, 2002                                                                      1.71        50,000         49,931
  November 5, 2002                                                                      1.70        50,000         49,915
Corporate Asset Funding Co. Inc.(1)
  October 3, 2002                                                                       1.68        50,000         49,993
  October 10, 2002                                                                      1.75        50,000         49,976
  October 16, 2002                                                                      1.73        30,000         29,977
Danske Corp.
  October 2, 2002                                                                       1.75        20,000         19,998
  October 15, 2002                                                                      1.70        50,000         49,965
  October 28, 2002                                                                      1.75        30,000         29,959
Dexia Delaware LLC
  October 21, 2002                                                                      1.73       100,000         99,899
Duke Energy Corp.
  October 8, 2002                                                                       1.75        35,000         34,986
DuPont (E.I.) De Nemours & Co.
  October 30, 2002                                                                      1.72        50,000         49,928
Edison Asset Securitization LLC(1)
  October 15, 2002                                                                      1.72        25,000         24,982
  October 18, 2002                                                                      1.73        47,500         47,459
  October 24, 2002                                                                      1.76        52,500         52,439
Eksportfinans ASA(1)
  October 18, 2002                                                                      1.75        50,000         49,956
Electricite de France
  November 15, 2002                                                                     1.74        30,000         29,934
Estee Lauder Companies Inc.(1)
  October 17, 2002                                                                      1.74        20,750         20,733
Executive Jet Inc.(1)
  October 8, 2002                                                                       1.70        40,000         39,985
  November 14, 2002                                                                     1.75        25,000         24,945
Exxon Asset Management Co.(1)
  October 24, 2002                                                                      1.74        40,000         39,954
FCAR Owner Trust I
  October 4, 2002                                                                       1.74        50,000         49,990
Gannett Co.(1)
  October 4, 2002                                                                       1.73        75,000         74,986
  November 8, 2002                                                                      1.73        50,000         49,906
General Dynamics Corp.(1)
  October 11, 2002                                                                      1.70        50,000         49,974
  October 23, 2002                                                                      1.73        20,670         20,647
Harley-Davidson Funding Corp. (1)
  October 2, 2002                                                                       1.71        10,000          9,999
  October 18, 2002                                                                      1.71         8,000          7,993
  October 25, 2002                                                                      1.75        10,000          9,988
Harvard University
  October 9, 2002                                                                       1.73        25,000         24,989
HBOS Treasury Services PLC
  October 23, 2002                                                                      1.77        50,000         49,943
  November 8, 2002                                                                      1.74        25,000         24,953
  November 19, 2002                                                                     1.76        50,000         49,878
Household Finance Corp.
  October 28, 2002                                                                      1.75        50,000         49,932
IBM Credit Corp.
  November 13, 2002                                                                     1.73        50,000         49,895
Johnson & Johnson(1)
  November 7, 2002                                                                      1.70        50,000         49,910
KFW International Finance Inc.
  October 10, 2002                                                                      1.71        50,000         49,976
  October 31, 2002                                                                      1.70        25,000         24,963
Kraft Foods Inc.
  October 8, 2002                                                                       1.78        40,000         39,984
Lilly (Eli) & Co.
  November 8, 2002                                                                      1.71        25,000         24,954
Medtronic Inc.(1)
  November 5, 2002                                                                      1.71        10,000          9,983
Merck & Co. Inc.
  October 18, 2002                                                                      1.73        25,000         24,978
  October 23, 2002                                                                      1.72        40,000         39,956
Minnesota Mining and Manufacturing Co.
  November 25, 2002                                                                     1.70        35,000         34,907
Mont Blanc Capital Corp.(1)
  October 8, 2002                                                                       1.71        30,000         29,989
  October 11, 2002                                                                      1.70        25,000         24,987
  November 5, 2002                                                                      1.75        50,000         49,913
  November 14, 2002                                                                     1.77        30,000         29,934
Motiva Enterprises LLC
  October 11, 2002                                                                      1.74        50,000         49,973
National Australia Funding (DE) Inc.
  October 1, 2002                                                                       1.74        75,000         74,996
National Bank of New Zealand International LTD (1)
  October 24, 2002                                                                      1.75        25,000         24,971
  November 26, 2002                                                                     1.73        15,000         14,959
Nestle Capital Corp.(1)
  November 7, 2002                                                                      1.72        50,000         49,909
  November 13, 2002                                                                     1.73        50,000         49,894
New Center Asset Trust
  October 3, 2002                                                                       1.74        50,000         49,993
Park Avenue Receivables Corp.(1)
  October 4, 2002                                                                       1.71        15,000         14,997
  October 7, 2002                                                                       1.75        35,000         34,988
  October 11, 2002                                                                      1.74        43,700         43,677
  October 16, 2002                                                                      1.76        35,000         34,973
Pfizer Inc(1)
  October 3, 2002                                                                       1.73        25,000         24,996
  October 24, 2002                                                                      1.73        25,000         24,971
  November 1, 2002                                                                      1.73        41,000         40,937
  November 8, 2002                                                                      1.74        20,000         19,962
Private Export Funding Corp.(1)
  October 17, 2002                                                                      1.72        25,000         24,980
Procter & Gamble Co.(1)
  October 17, 2002                                                                      1.72        50,000         49,959
  October 24, 2002                                                                      1.72        25,000         24,971
Receivables Capital Corp.(1)
  October 17, 2002                                                                      1.77        35,500         35,470
  November 7, 2002                                                                      1.77        64,500         64,380
  November 22, 2002                                                                     1.76        25,000         24,935
Rio Tinto America Inc.(1)
  October 8, 2002                                                                       1.70        24,573         24,564
  October 29, 2002                                                                      1.75        28,045         28,005
SBC International Inc.(1)
  October 17, 2002                                                                      1.73        30,000         29,975
Schering Corp.
  November 12, 2002                                                                     1.71        50,000         49,898
Schlumberger Technology Corp.(1)
  October 3, 2002                                                                       1.73        25,000         24,996
  October 17, 2002                                                                      1.73        15,000         14,988
  October 18, 2002                                                                      1.73        20,000         19,983
  November 6, 2002                                                                      1.75        25,000         24,955
Scripps (E.W.) Co.(1)
  October 9, 2002                                                                       1.74        15,000         14,993
Societe Generale N.A. Inc.
  October 3, 2002                                                                       1.73        35,000         34,995
  October 9, 2002                                                                       1.69        25,000         24,989
  October 15, 2002                                                                      1.70        50,000         49,965
Spintab AB (Swedmortgage)
  October 18, 2002                                                                      1.72        50,000         49,957
  November 7, 2002                                                                      1.75        28,000         27,948
Svenska Handelsbanken
  October 7, 2002                                                                       1.74        25,000         24,992
  October 25, 2002                                                                      1.76        50,000         49,939
Toronto-Dominion Holdings USA Inc.
  October 21, 2002                                                                      1.73        25,000         24,975
Toyota Motor Credit Corp.(1)
  October 11, 2002                                                                      1.73        50,000         49,974
  October 17, 2002                                                                      1.72        50,000         49,959
Triple-A One Funding Corp.(1)
  October 7, 2002                                                                       1.74        60,000         59,980
  November 5, 2002                                                                      1.75        35,000         34,939
UBS Finance (Delaware) LLC
  October 7, 2002                                                                       1.75        50,000         49,983
  November 4, 2002                                                                      1.73        25,000         24,958
United Parcel Service Inc.
  October 4, 2002                                                                       1.72        50,000         49,990
  October 31, 2002                                                                      1.73        35,000         34,948
USAA Capital Corp.
  October 17, 2002                                                                      1.75        12,500         12,490
Vodafone Group PLC(1)
  October 9, 2002                                                                       1.77        50,000         49,978
Wal-Mart Stores Inc.(1)
  October 16, 2002                                                                      1.73        50,000         49,962
  October 22, 2002                                                                      1.75        20,000         19,979
  October 29, 2002                                                                      1.72        25,000         24,965
Wells Fargo & Co.
  October 9, 2002                                                                       1.73        50,000         49,978
  October 30, 2002                                                                      1.73        25,000         24,964
  November 1, 2002                                                                      1.72        50,000         49,924
Total commercial paper                                                                                          5,034,408

Federal agency discount notes  -  40.35%
Fannie Mae
  October 16, 2002                                                                      1.70       110,000        109,917
  October 17, 2002                                                                      1.69        50,000         49,960
  October 21, 2002                                                                      1.69        50,000         49,951
  October 23, 2002                                                                      1.69        50,000         49,946
  October 25, 2002                                                                      1.69       150,000        149,824
  October 28, 2002                                                                      1.68       188,700        188,454
  October 30, 2002                                                                      1.69        80,000         79,888
  October 31, 2002                                                                      1.68        75,000         74,892
  November 1, 2002                                                                      1.68       125,000        124,813
  November 6, 2002                                                                      1.69       134,700        134,467
  November 20, 2002                                                                     1.68        35,000         34,917
Federal Farm Credit Banks
  November 8, 2002                                                                      1.69        50,000         49,908
Federal Home Loan Banks
  October 2, 2002                                                                       1.70       149,675        149,661
  October 4, 2002                                                                       1.68        75,000         74,986
  October 9, 2002                                                                       1.70       125,000        124,947
  October 11, 2002                                                                      1.70       107,489        107,433
  October 16, 2002                                                                      1.69        42,300         42,268
  October 18, 2002                                                                      1.66       130,000        129,892
  October 23, 2002                                                                      1.69        61,700         61,633
  October 25, 2002                                                                      1.68       125,000        124,841
  October 28, 2002                                                                      1.68         4,800          4,794
  October 30, 2002                                                                      1.69        19,300         19,273
  November 6, 2002                                                                      1.67        32,000         31,945
  November 13, 2002                                                                     1.69        10,835         10,813
Freddie Mac
  October 1, 2002                                                                       1.65       160,000        159,993
  October 2, 2002                                                                       1.67        60,000         59,994
  October 8, 2002                                                                       1.66        80,000         79,971
  October 15, 2002                                                                      1.68       100,000         99,930
  October 22, 2002                                                                      1.69       245,000        244,748
  October 29, 2002                                                                      1.70       114,950        114,792
  November 5, 2002                                                                      1.71       179,000        178,695
  November 12, 2002                                                                     1.70       186,445        186,067
  November 18, 2002                                                                     1.68        50,000         49,886
  November 19, 2002                                                                     1.69       125,000        124,707
  November 25, 2002                                                                     1.69        46,777         46,654
Sallie Mae(2)
  December 19, 2002                                                                     1.78        25,000         24,999
Tennessee Valley Authority
  October 10, 2002                                                                      1.65        60,000         59,972
  November 14, 2002                                                                     1.67        50,000         49,896
  November 25, 2002                                                                     1.67        50,000         49,870
Total federal agency discount notes                                                                             3,509,597

U.S. Treasuries  -  0.57%
 U.S. Treasury Bills
  October 3, 2002                                                                       1.71        50,000         49,993


Total investment securities (cost: $8,644,013,000)                                                              8,643,998
Excess of cash and receivables over payables                                                                       53,758

Net assets                                                                                                     $8,697,756

(1) Restricted securities that can be resold only to institutional investors.
    In practice, these securities are as liquid as unrestricted securities in the portfolio.
(2) Coupon rate may change periodically; "yield at acquisition" reflects current coupon rate.

See Notes to Financial Statements



Cash Management Trust of America
Financial statements
(dollars and shares in thousands, except per-share amounts)
Statement of assets and liabilities
at September 30, 2002

Assets:
Investment securities at market (cost: $8,644,013)                                                                     $8,643,998
Cash                                                                                                                        1,937
Receivables for:
Sales of fund's shares                                                                        $117,829
Interest                                                                                           232                    118,061
Other                                                                                                                           4
                                                                                                                        8,764,000
Liabilities:
Payables for:
Repurchases of fund's shares                                                                    61,474
Dividends on fund's shares                                                                         262
Investment advisory services                                                                     1,913
Services provided by affiliates                                                                  2,566
Deferred Trustees' compensation                                                                     17
Other fees and expenses                                                                             12                     66,244
Net assets at September 30, 2002                                                                                       $8,697,756

Net assets consist of:
Capital paid in on shares of beneficial interest                                                                       $8,697,791
Distributions in excess of net investment income                                                                              (20)
Net unrealized depreciation                                                                                                   (15)
Net assets at September 30, 2002                                                                                       $8,697,756

Shares of beneficial interest issued and outstanding - unlimited shares authorized
                                                              Net assets            Shares outstanding  Net asset value per share

Class A                                                       $8,305,294                     8,305,329                      $1.00
Class B                                                          158,115                       158,115                       1.00
Class C                                                           99,575                        99,575                       1.00
Class F                                                           10,376                        10,376                       1.00
Class 529-A                                                       34,295                        34,295                       1.00
Class 529-B                                                          363                           363                       1.00
Class 529-C                                                          988                           988                       1.00
Class 529-E                                                        1,367                         1,367                       1.00
Class 529-F                                                            1                             1                       1.00
Class R-1                                                            955                           955                       1.00
Class R-2                                                         22,458                        22,458                       1.00
Class R-3                                                         14,804                        14,804                       1.00
Class R-4                                                            501                           501                       1.00
Class R-5                                                         48,664                        48,664                       1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2002
(dollars in thousands)
Investment income:
Income:
Interest                                                                                                                  $139,398

Fees and expenses:
Investment advisory services                                                                   $20,307
Distribution services                                                                            6,135
Transfer agent services                                                                         12,861
Administrative services                                                                            158
Reports to shareholders                                                                            241
Registration statement and prospectus                                                              964
Postage, stationery and supplies                                                                 2,297
Trustees' compensation                                                                              53
Auditing and legal                                                                                  60
Custodian                                                                                          324
State and local taxes                                                                               82
Other                                                                                                3
Total expenses before reimbursement                                                             43,485
Reimbursement of expenses                                                                           19                     43,466
Net investment income                                                                                                      95,932

Net unrealized appreciation on investments                                                                                     14

Net increase in net assets resulting from operations                                                                      $95,946




See Notes to Financial Statements

Notes to financial statements



1. Organization and significant accounting policies

Organization - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (classes 529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (classes R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
     Share class       Initial sales charge  Contingent deferred sales         Conversion feature
                       charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------                           ---------------------------------
  Class A and Class            None                     None                          None
        529-A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class B and Class            None           Declines from 5% to zero  Class B and Class 529-B convert
        529-B                                  for redemptions within     to Class A and Class 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class C                 None          1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-C               None          1% for redemptions within                None
                              one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
     Class 529-E               None                     None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Class F and Class            None                     None                          None
        529-F
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class R-1, Class R-2,          None                     None                          None
 Class R-3, Class R-4
    and Class R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

         Net asset value - The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method which permits the fund to maintain a constant net asset value of $1.00 per share.

         Security valuation -Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Trustees.

         Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

         Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

         Dividends to shareholders -Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2002, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund. As of September 30, 2002, the cost of investment securities for federal income tax purposes was $8,644,013,000.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income
                                                                                                                 $256
Gross unrealized depreciation on investment securities
                                                                                                                 (15)

The tax character of distributions paid from ordinary income was as follows (dollars in thousands):


                 Year ended September 30, 2002         Year ended September 30, 2001

Class A                               $ 95,143                             $ 275,386
Class B                                    312                                   337
Class C(1)                                 102                                    26
Class F(1)                                  50                                    43
Class 529-A(2)                             108                                     -
Class 529-B(2)                              -*                                     -
Class 529-C(2)                              -*                                     -
Class 529-E(2)                               2                                     -
Class 529-F(2)                              -*                                     -
Class R-1(3)                                -*                                     -
Class R-2(3)                                 9                                     -
Class R-3(3)                                 9                                     -
Class R-4(3)                                 1                                     -
Class R-5(3)                               216                                     -
Total                                 $ 95,952                             $ 275,792

*Amount less than one thousand.
(1) Class C and Class F shares were offered beginning March 15, 2001.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.



3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors ("AFD"), the principal underwriter of the fund's shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. For the year ended September 30, 2002, the investment advisory services fee was equivalent to an annualized rate of 0.280% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

         Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.15%                         0.15%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.15                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class B and Class 529-B                                      0.90                          0.90
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class C, Class 529-C and Class R-1                           1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-E and Class R-3                                    0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class F, Class 529-F and Class R-4                           0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

         All share classes may use a portion (0.15% for Class A, Class 529-A, Class B and Class 529-B shares and 0.25% for all other share classes) of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

         Transfer agent services - The fund has a transfer agency agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agency services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to CRMC described below.

         Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agency and other related shareholder services for all classes of shares other than Class A and Class B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agency services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for Class R-1, Class R-2, Class R-3 and Class R-4, CRMC has voluntarily agreed to pay a portion of these fees. For the year ended September 30, 2002, the total fees paid by CRMC were $6,000. Each 529 share class is subject to an additional annual administrative fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Administrative service fees are presented gross of any payments made by CRMC.

         Expenses under the agreements described above for the year ended September 30, 2002, were as follows (dollars in thousands):

         ----------------------------------------------------------------------
           Share class     Distribution    Transfer agent    Administrative
                             services         services          services
         ----------------------------------------------------------------------
             Class A          $5,197          $12,752        Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class B            567              109         Not applicable
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
             Class C            324                                $75





                                              Included
                                                 in
                                           administrative
                                              services
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
             Class F            11                                  10
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-A          -*                                  26
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-B           1                                  -*
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-C           2                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-E           2                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
           Class 529-F           -                                  -
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-1            1                                  1
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-2           24                                  17
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-3            6                                  5
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-4           -*                                  -*
         ---------------------------------                 --------------------
         ---------------------------------                 --------------------
            Class R-5     Not applicable                            22
         ----------------------------------------------------------------------
         * Amount less than one thousand.

         Due to continue volatility in bond yields, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. For the year ended September 30, 2002, the total fees paid by CRMC for Class B, Class C, Class 529-B, Class 529-C and Class R-1 were $13,000.

Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1993, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and Trustees - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.

 4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Year ended September 30, 2002
Share class                          Sales(1)               Reinvestments of dividends    Repurchases(1)
                                      Amount        Shares          Amount      Shares           Amount          Shares

Class A                         $ 17,401,893    17,401,893        $ 89,814      89,814    $ (16,261,629)    (16,261,629)
Class B                              201,666       201,666             280         280          (90,127)        (90,127)
Class C                              353,232       353,232              83          83         (267,076)       (267,076)
Class F                               52,594        52,594              26          26          (45,650)        (45,650)
Class 529-A(2)                        47,559        47,559             105         105          (13,369)        (13,369)
Class 529-B(2)                           374           374              -*          -*              (11)            (11)
Class 529-C(2)                         1,034         1,034               1           1              (47)            (47)
Class 529-E(2)                         1,560         1,560               2           2             (195)           (195)
Class 529-F(2)                             1             1              -*          -*                -               -
Class R-1(3)                           1,864         1,864              -*          -*             (909)           (909)
Class R-2(3)                          57,697        57,697               7           7          (35,246)        (35,246)
Class R-3(3)                          23,460        23,460               7           7           (8,663)         (8,663)
Class R-4(3)                             674           674               1           1             (174)           (174)
Class R-5(3)                          60,080        60,080             209         209          (11,625)        (11,625)
Total net increase
   (decrease) in fund           $ 18,203,688    18,203,688        $ 90,535      90,535    $ (16,734,721)    (16,734,721)



                                Net increase
                                      Amount        Shares

Class A                          $ 1,230,078     1,230,078
Class B                              111,819       111,819
Class C                               86,239        86,239
Class F                                6,970         6,970
Class 529-A(2)                        34,295        34,295
Class 529-B(2)                           363           363
Class 529-C(2)                           988           988
Class 529-E(2)                         1,367         1,367
Class 529-F(2)                             1             1
Class R-1(3)                             955           955
Class R-2(3)                          22,458        22,458
Class R-3(3)                          14,804        14,804
Class R-4(3)                             501           501
Class R-5(3)                          48,664        48,664
Total net increase
   (decrease) in fund            $ 1,559,502     1,559,502





Year ended September 30, 2001
Share class                          Sales(1)               Reinvestments of dividends    Repurchases(1)
                                      Amount        Shares          Amount      Shares           Amount          Shares
Class A                         $ 15,815,836    15,815,836       $ 255,149     255,149    $ (14,412,914)    (14,412,914)
Class B                               70,259        70,259             297         297          (25,057)        (25,057)
Class C(4)                            28,020        28,020              21          21          (14,705)        (14,705)
Class F(4)                            43,283        43,283               3           3          (39,880)        (39,880)
Total net increase
   (decrease) in fund           $ 15,957,398    15,957,398       $ 255,470     255,470    $ (14,492,556)    (14,492,556)


                                Net increase
                                      Amount        Shares

Class A                          $ 1,658,071     1,658,071
Class B                               45,499        45,499
Class C(4)                            13,336        13,336
Class F(4)                             3,406         3,406
Total net increase
   (decrease) in fund            $ 1,720,312     1,720,312



* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.
(2) Class 529-A, Class 529-B, Class 529-C, Class 529-E and Class 529-F shares were offered beginning February 15, 2002.
(3) Class R-1, Class R-2, Class R-3, Class R-4 and Class R-5 shares were offered beginning May 15, 2002.
(4) Class C and Class F shares were offered beginning March 15, 2001.


5. Restricted securities

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of September 30, 2002, the total value of restricted securities was $2,354,833,000, which represents 27.07% of the net assets of the fund.

6. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, including maturities, of $60,852,574,000 and $59,478,809,000, respectively, during the year ended September 30, 2002.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended September 30, 2002, the custodian fee of $324,000 includes $75,000 that was offset by this reduction, rather than paid in cash.










Financial Highlights (1)



                                     Net asset                    Dividends
                                        value,            Net      from net     Net asset                    Net assets,
                                     beginning     investment    investment    value, end        Total     end of period
                                     of period       income(2)       income     of period     return(4)     (in millions)

Class A:
Year ended 9/30/2002                     $1.00          $.013        ($.013)        $1.00        1.35%         $8,305
Year ended 9/30/2001                      1.00           .045         (.045)         1.00         4.63          7,075
Year ended 9/30/2000                      1.00           .055         (.055)         1.00         5.66          5,417
Year ended 9/30/1999                      1.00           .045         (.045)         1.00         4.59          5,863
Year ended 9/30/1998                      1.00           .050         (.050)         1.00         5.14          4,604
Class B:
Year ended 9/30/2002                      1.00           .005         (.005)         1.00          .53            158
Year ended 9/30/2001                      1.00           .037         (.037)         1.00         3.75             46
Period from 3/15/2000 to 9/30/2000        1.00           .027         (.027)         1.00         2.73              1
Class C:
Year ended 9/30/2002                      1.00           .004         (.004)         1.00          .40            100
Period from 3/16/2001 to 9/30/2001        1.00           .014         (.014)         1.00         1.40             13
Class F:
Year ended 9/30/2002                      1.00           .011         (.011)         1.00         1.13             10
Period from 3/26/2001 to 9/30/2001        1.00           .017         (.017)         1.00         1.71              4
Class 529-A:
Period from 2/15/2002 to 9/30/2002        1.00           .007         (.007)         1.00          .73             34
Class 529-B:
Period from 6/7/2002 to 9/30/2002         1.00           .001         (.001)         1.00          .09           - (5)
Class 529-C:
Period from 4/2/2002 to 9/30/2002         1.00           .002         (.002)         1.00          .15              1
Class 529-E:
Period from 3/11/2002 to 9/30/2002        1.00           .004         (.004)         1.00          .39              1
Class 529-F:
Period from 9/16/2002 to 9/30/2002        1.00           - (3)         - (3)         1.00          .04           - (5)
Class R-1:
Period from 5/29/2002 to 9/30/2002        1.00           .001         (.001)         1.00          .10              1
Class R-2:
Period from 5/21/2002 to 9/30/2002        1.00           .001         (.001)         1.00          .11             23
Class R-3:
Period from 6/4/2002 to 9/30/2002         1.00           .002         (.002)         1.00          .22             15
Class R-4:
Period from 6/27/2002 to 9/30/2002        1.00           .002         (.002)         1.00          .23              1
Class R-5:
Period from 5/15/2002 to 9/30/2002        1.00           .005         (.005)         1.00          .50             49



                                     Ratio of      Ratio of
                                     expenses    net income
                                     to average  to average
                                     net assets  net assets
Class A:
Year ended 9/30/2002                    .59%            1.33%
Year ended 9/30/2001                     .59            4.48
Year ended 9/30/2000                     .61            5.53
Year ended 9/30/1999                     .58            4.52
Year ended 9/30/1998                     .58            5.02
Class B:
Year ended 9/30/2002                    1.40(6)          .47
Year ended 9/30/2001                    1.41            3.01
Period from 3/15/2000 to 9/30/2000      1.43(7)         5.21   (7)
Class C:
Year ended 9/30/2002                    1.51(6)          .31
Period from 3/16/2001 to 9/30/2001      1.55(7)         2.05   (7)
Class F:
Year ended 9/30/2002                     .77            1.11
Period from 3/26/2001 to 9/30/2001       .80(7)         3.09   (7)
Class 529-A:
Period from 2/15/2002 to 9/30/2002       .60(7)         1.16   (7)
Class 529-B:
Period from 6/7/2002 to 9/30/2002        .47(6)          .08
Class 529-C:
Period from 4/2/2002 to 9/30/2002        .75(6)          .12
Class 529-E:
Period from 3/11/2002 to 9/30/2002      1.09(7)          .66   (7)
Class 529-F:
Period from 9/16/2002 to 9/30/2002       .03             .04
Class R-1:
Period from 5/29/2002 to 9/30/2002       .51(6)(8)       .09
Class R-2:
Period from 5/21/2002 to 9/30/2002       .52(8)          .11
Class R-3:
Period from 6/4/2002 to 9/30/2002        .34(8)          .22
Class R-4:
Period from 6/27/2002 to 9/30/2002       .19(8)          .27
Class R-5:
Period from 5/15/2002 to 9/30/2002       .16             .50


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Amount less than $.001.
(4) Total returns exclude all contingent deferred sales charges.
(5) Amount less than 1 million.
(6) Due to continued volatility in bond yields, CRMC voluntarily agreed to pay a portion of the class-specific fees and expenses. Had CRMC not paid such fees and expenses, expense ratios would have been 1.55% and ..79% for Class C and Class 529-C, respectively. Expense ratios for
Class B, Class 529-B and Class R-1 were not affected by payments made by CRMC.
(7) Annualized.
(8) During the start-up period for this class, CRMC voluntarily agreed to pay a portion of the fees relating to transfer agency services.
Had CRMC not paid such fees, expense ratios would have been .71%, ..57%, .37% and .30% for Class R-1, Class R-2, Class R-3 and Class R-4, respectively. Such expense ratios are the result of higher expenses during the start-up period and are not indicative of expense ratios expected in the future.


Report of independent accountants

To the Board of Trustees and Shareholders of Cash Management Trust of America:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2002, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP

Los Angeles, California
October 31, 2002


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 1.5% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2003 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2002 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.






Other share class results (unaudited)

Class B, Class C, Class F, Class 529 and Class R

Returns for periods ended September 30, 2002:

                                                                                       1 year         Life of class
Class B shares
Reflecting applicable contingent deferred sales
     charge (CDSC), maximum of 5%, payable only
     if shares are sold within six years of purchase                                  -4.47%            +1.22%1
Not reflecting CDSC                                                                   +0.53%            +2.75%1

Class C shares
Reflecting CDSC, maximum of 1%, payable
     only if shares are sold within one year of purchase                              -0.60%            +1.17%2
Not reflecting CDSC                                                                   +0.40%            +1.17%2

Class F shares
Not reflecting annual asset-based fee
     charged by sponsoring firm                                                       +1.13%            +1.88%3

Class 529 and Class R shares
Results for Class 529 and Class R shares are not shown because of the brief time between their introductions on February 15, 2002, and May 15, 2002, respectively, and the end of the period.

1Average annual compound return from March 15, 2000, when Class B shares were first sold. 2Average annual compound return from March 16, 2001, when Class C shares were first sold. 3Average annual compound return from March 26, 2001, when Class F shares were first sold.

Board of Trustees

"Non-interested" Trustees

                                        Year first elected a
Name and age                            Trustee of the fund1      Principal occupation(s) during past five years

Ambassador                                                        Corporate director and author; former U.S.
Richard G. Capen, Jr., 68                       1999              Ambassador to Spain; former Vice Chairman, Knight-Ridder, Inc.;
                                                                  former Chairman and Publisher, The Miami Herald

H. Frederick Christie, 69                       1976              Private investor; former President and CEO, The Mission Group
                                                                  (non-utility holding company, subsidiary of Southern California
                                                                  Edison Company)

Diane C. Creel, 54                              1994              President and CEO, The Earth Technology Corporation (international consulting engineering)

Martin Fenton, 67                               1989              Managing Director, Senior Resource Group LLC (development and management of senior living communities)

Leonard R. Fuller, 56                           1994              President, Fuller Consulting (financial management
                                                                  consulting firm)

Richard G. Newman, 68                           1991              Chairman of the Board and CEO, AECOM Technology Corporation
                                                                  (engineering, consulting and professional services)

Frank M. Sanchez, 59                            1999              Principal, The Sanchez Family Corporation dba McDonald's
                                                                  Restaurants (McDonald's licensee)

                                              Number of
                                            boards within
                                              the fund
                                              complex2
                                              on which
                                           Trustee serves     Other directorships3 held by Trustee

Ambassador
Richard G. Capen, Jr., 68                        14           Carnival Corporation

H. Frederick Christie, 69                        19           Ducommun Incorporated; IHOP Corporation; Southwest Water Company;
                                                              Valero L.P.

Diane C. Creel, 54                               12           Allegheny Technologies; BF Goodrich; Teledyne Technologies

Martin Fenton, 67                                16           None

Leonard R. Fuller, 56                            14           None

Richard G. Newman, 68                            13           Southwest Water Company

Frank M. Sanchez, 59                             12           None


"Interested" Trustees4
                                             Year first
                                              elected a
                                             Trustee or       Principal occupation(s) during past five years
Name, age and                                  officer        and positions held with affiliated entities or
position with fund                          of the fund1      the principal underwriter of the fund

Paul G. Haaga, Jr., 53                        CMTA 1985       Executive Vice President and Director, Capital
Chairman of the Boards                        CTEX 1992       Research and Management Company; Director,
                                              CTRS 1990       American Funds Distributors, Inc.5

Abner D. Goldstine, 72                        CMTA 1976       Senior Vice President and Director, Capital Research
President                                     CTEX 1989       and Management Company
                                              CTRS 1991

Don R. Conlan, 66                               1996          President (retired), The Capital Group Companies, Inc.5

                                          Number of boards
                                           within the fund
                                         complex2 on which
                                           Trustee serves       Other directorships3 held by Trustee

Paul G. Haaga, Jr., 53                           17             None


Abner D. Goldstine, 72                           12             None


Don R. Conlan, 66                                 7             None

CMTA      =   The Cash Management Trust of America
CTRS      =   The U.S. Treasury Money Fund of America
CTEX      =   The Tax-Exempt Money Fund of America

The Statement of Additional Information includes additional information about fund Trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all Trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, attention: Fund Secretary.

1 Trustees and officers of the fund serve until their resignation, removal or retirement.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series(R) and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
5  Company affiliated with Capital Research and Management Company.


Other officers

                                             Year first
                                             elected an       Principal occupation(s) during past five years
Name, age and                                officer of       and postions held with affiliated entities or the
position with fund                           the fund1        principal underwriter of the fund

Neil L. Langberg, 49                            1989          Vice President-- Investment Management Group,
Senior Vice President                                         Capital Research and Management Company
CTEX only

Teresa S. Cook, 50                              1991          Senior Vice President-- Investment Management
Vice President                                                Group, Capital Research and Management Company
CMTA and CTRS only

Michael J. Downer, 47                           1994          Vice President and Secretary, Capital Research and
Vice President                                                Management Company; Secretary, American Funds Distributors, Inc.;5
                                                              Director, Capital Bank and Trust Company5

Karen F. Hall, 37                               1999          Vice President-- Investment Management Group,
Assistant Vice President                                      Capital Research and Management Company
CMTA and CTRS only

Julie F. Williams, 54                         CMTA 1982       Vice President-- Fund Business Management
Secretary                                     CTEX 1989       Group, Capital Research and Management Company
                                              CTRS 1991

Susi M. Silverman, 32                           2000          Vice President-- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Kimberly S. Verdick, 38                         1994          Assistant Vice President-- Fund Business
Assistant Secretary                                           Management Group, Capital Research and Management Company

Anthony W. Hynes, Jr., 39                       1993          Vice President-- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823


TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company (Please
write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Most American Funds offer several share classes, each with its own sales charge and expense structure allowing you to choose the one that best meets your financial needs. The three American Funds money market funds each offer Class A shares at no sales charge.

The Cash Management Trust of America (CMTA) is the only American Funds money market fund that offers Class B, Class C and Class F shares. CMTA Class B, C and F shares may be acquired only by exchanging from other American Funds within the same share class (i.e., they may not be purchased directly) and do not offer check-writing privileges. American Funds Class B, C and F shares are subject to additional annual expenses and fees, including, in the case of B and C shares, higher 12b-1 fees and contingent deferred sales charges if Class B shares are redeemed within six years of purchase and Class C shares are redeemed within one year of purchase. Class B, C and F shares are not available to certain employer-sponsored retirement plans. See the CMTA prospectus for further details.

FOR A PROSPECTUS OR INFORMATION ABOUT THIS FUND OR ANY OF THE AMERICAN FUNDS IN YOUR RETIREMENT ACCOUNT, PLEASE CONTACT YOUR EMPLOYER OR THE PLAN'S FINANCIAL ADVISER. YOU MAY ALSO VISIT AMERICANFUNDSRETIREMENT.COM (OUR RETIREMENT PLANNING WEBSITE) OR THE URL ON YOUR STATEMENT. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American FundsSM]

The right choice for the long termSM

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted more than 15 million shareholders.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we rely on our own research to find well-managed companies.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   More than 75% of the portfolio counselors who serve American Funds were in the investment business before the sharp stock market decline of 1987 and some experienced the 1970s bear market.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

GROWTH FUNDS
Emphasis on long-term growth through stocks
AMCAP Fund(R)
EuroPacific Growth Fund(R)
The Growth Fund of America(R)
The New Economy Fund(R)
New Perspective Fund(R)
New World FundSM
SMALLCAP World Fund(R)

GROWTH-AND-INCOME FUNDS
Emphasis on long-term growth and dividends through stocks
American Mutual Fund(R)
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America(R)
Washington Mutual Investors FundSM

EQUITY-INCOME FUNDS
Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
The Income Fund of America(R)

BALANCED FUND
Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

BOND FUNDS
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund(R)
Intermediate Bond Fund of America(R)
U.S. Government Securities FundSM

TAX-EXEMPT BOND FUNDS
Emphasis on tax-free current income through municipal bonds American High-Income Municipal Bond Fund(R) Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America(R)

STATE-SPECIFIC TAX-EXEMPT FUNDS
The Tax-Exempt Fund of California(R)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

MONEY MARKET FUNDS
Seeking stable monthly income through money market instruments The Cash Management Trust of America(R)
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MMF-011-1102
Litho in USA AGD/CG/5944

Printed on recycled paper